Balance sheet (Parenthetical) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of information about consolidated structured entities [line items]
Profit attributable to owners of equity	£ 2,065	£ (867)
Bank
Disclosure of information about consolidated structured entities [line items]
Profit attributable to owners of equity	£ 26	£ 3,466